Intangible assets and goodwill (Details) - Schedule of impairment testing, intangible assets and goodwill - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Total intangible assets	£ 16,369	£ 42,674
Goodwill
Total goodwill		218,840
UK [Member]
Intangible assets
Total intangible assets	16,369	32,696
Goodwill
Total goodwill		136,833
France and Germany [Member]
Intangible assets
Total intangible assets		5,096
Goodwill
Total goodwill		82,007
Cazana [Member]
Intangible assets
Total intangible assets		4,304
Goodwill
Total goodwill
Spain [Member]
Intangible assets
Total intangible assets		578
Goodwill
Total goodwill